Leases - Maturity analysis of Group's lease liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	$ 4,888.8	$ 4,159.5
Weighted average interest rate (as a percent)	8.10%	7.70%
Less than one year
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	$ 1,644.7	$ 1,380.8
One to five years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	2,308.2	2,652.8
2028 and thereafter
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	$ 935.9	$ 125.9